PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Schedule of movement in property and equipment
The following table summarizes the movement in the net book value of property and equipment for the six-month period ended June 30:

	2022	2021

Balance as of January 1	6,717	6,879

Additions	979	1,122
Disposals	(48)	(18)
Depreciation	(780)	(837)
Impairment*	(35)	(9)
Currency translation	1,498	103
Other	(2)	(4)

Balance as of June 30	8,329	7,236
* This includes an impairment recorded for US$27 relating to Ukraine property, plant and equipment as a result of physical damage to sites in Ukraine cause by the ongoing conflict between Russia and Ukraine.